Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 102,467	$ 141,775
Interest-bearing deposits with banks	16,630	17,300
Securities held-to-maturity	56,775	49,224
Other assets, fair value	1,187	1,009
Liabilities:
Noninterest-bearing deposits	93,695	83,854
Payables to customers and broker-dealers	25,150	25,085
Long-term debt	0	400
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	102,467	141,775
Interest-bearing deposits with banks	16,636	17,310
Federal funds sold and securities purchased under resale agreements	29,607	30,907
Securities held-to-maturity	56,775	49,224
Loans	67,026	53,586
Other assets, fair value	7,300	7,412
Total assets	279,811	300,214
Liabilities:
Noninterest-bearing deposits	93,695	83,854
Interest-bearing deposits	224,665	257,287
Federal funds purchased and securities sold under repurchase agreements	11,566	11,305
Payables to customers and broker-dealers	25,150	25,085
Borrowings	956	563
Long-term debt	26,701	27,306
Total liabilities	382,733	405,400
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	12,488	4,120
Loans	0	0
Other assets, fair value	6,061	6,252
Total assets	18,549	10,372
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	102,467	141,775
Interest-bearing deposits with banks	16,636	17,310
Federal funds sold and securities purchased under resale agreements	29,607	30,907
Securities held-to-maturity	44,287	45,104
Loans	67,026	53,586
Other assets, fair value	1,239	1,160
Total assets	261,262	289,842
Liabilities:
Noninterest-bearing deposits	93,695	83,854
Interest-bearing deposits	224,665	257,287
Federal funds purchased and securities sold under repurchase agreements	11,566	11,305
Payables to customers and broker-dealers	25,150	25,085
Borrowings	956	563
Long-term debt	26,701	27,306
Total liabilities	382,733	405,400
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other assets, fair value	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	102,467	141,775
Interest-bearing deposits with banks	16,630	17,300
Federal funds sold and securities purchased under resale agreements	29,607	30,907
Securities held-to-maturity	56,866	47,946
Loans	66,860	55,121
Other assets, fair value	7,300	7,412
Total assets	279,730	300,461
Liabilities:
Noninterest-bearing deposits	93,695	83,854
Interest-bearing deposits	225,999	257,691
Federal funds purchased and securities sold under repurchase agreements	11,566	11,305
Payables to customers and broker-dealers	25,150	25,085
Borrowings	956	563
Long-term debt	25,931	25,584
Total liabilities	$ 383,297	$ 404,082